Consolidated Statements of Financial Position - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	kr 483,841	kr 399,418
Equipment	7,468	6,309
Right-of-use assets	24,452	33,300
Non-current financial assets	11,210	3,915
Deferred tax assets	13,799	4,196
Total non-current assets	540,770	447,138
Current assets
Inventories	3,647	889
Accounts receivable	78,703
Other current assets	10,018	11,343
Prepaid expenses and accrued income	70,741	45,032
Cash	1,249,094	955,507
Total current assets	1,412,204	1,012,772
TOTAL ASSETS	1,952,973	1,459,910
Equity
Share capital	2,383	2,094
Additional paid-in capital	2,590,890	2,459,741
Reserves	9,307	(26,979)
Retained earnings including net loss for the year	(1,836,317)	(1,426,574)
Equity attributable to equity holders of the Parent Company	766,264	1,008,281
Non-current liabilities
Provisions	11,792	14,530
Contingent consideration	75,880	54,399
Pension liabilities	884	3,182
Deferred tax liabilities	39,752	30,856
Non-current interest-bearing liabilities	713,030	189,164
Non-current lease liabilities	15,792	24,052
Other non-current liabilities	4,350
Total non-current liabilities	861,479	316,183
Current liabilities
Accounts payable	160,404	67,971
Current tax liabilities	5,684	1,221
Other current liabilities	22,697	12,702
Accrued expenses and deferred revenue	136,446	53,553
Total current liabilities	325,231	135,446
TOTAL EQUITY AND LIABILITIES	kr 1,952,973	kr 1,459,910